Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit impairment loss and provisions [abstract]
Loans and advances to customers (See Note 14)	£ 189	£ 257	£ 132
Recoveries of loans and advances, net of collection costs (See Note 14)	(42)	(54)	(65)
Off-balance sheet exposures (See Note 30)	6
Impairment loss on financial assets	153	203	67
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 30)	260	385	397
Provisions for RV and voluntary termination (See Note 14)		8
Provisions for other liabilities and charges	260	393	397
Total operating impairment losses, provisions and charges	£ 413	£ 596	£ 464